General information	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information	General information
Himalaya Shipping Ltd. was incorporated in Bermuda on March 17, 2021. We are listed on the New York Stock Exchange and on the Euronext Oslo Bors under the ticker HSHP. Our shares started trading on Euronext Oslo Bors on June 3, 2025, following the transfer of our listing from Euronext Expand. Himalaya Shipping Ltd. was founded for the purpose of owning high-quality Newcastlemax dry bulk vessels, each with capacity in the range of 210,000 dead weight tons (“dwt”) which are equipped with the latest generation dual fuel LNG technology. As of December 31, 2025, we have a total of twelve vessels in operation. The Company has entered into sale and leaseback financing arrangements for its vessels which are described in Note 14.

As used herein, and unless otherwise required by the context, the term “Himalaya Shipping” refers to Himalaya Shipping Ltd. and the terms “Company,” “we,” “Group,” “our” and words of similar import refer to Himalaya Shipping and its consolidated companies. The use herein of such terms as “group,” “organization,” “we,” “us,” “our” and “its” or references to specific entities, is not intended to be a precise description of corporate relationships.

Going concern

The financial statements have been prepared on a going concern basis.

As of December 31, 2025, the Company has cash and cash equivalents of $32.4 million. In addition, the Company has $10.0 million available to drawdown under the Drew Revolving Credit Facility.